Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Balance at beginning of year	¥ 1,737	¥ 223	¥ 200
Gross increase for tax positions taken in prior years	462	1,639	87
Gross decrease for tax positions taken in prior years			(9)
Settlements	(2)	(118)	(8)
Lapse of statute of limitations			(19)
Other	14	(7)	(28)
Balance at end of year	¥ 2,211	¥ 1,737	¥ 223